UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02349

Morgan Stanley Income Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30,

Date of reporting period:	December 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Securities Inc.

Portfolio of Investments • December 31, 2017 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (96.4%)
	Basic Materials (4.9%)
$775	Eastman Chemical Co.	3.80%	03/15/25	$809,239
725	EI du Pont de Nemours & Co.	2.20	05/01/20	724,606
375	Eldorado Gold Corp. (Canada) (a)	6.125	12/15/20	372,188
425	Glencore Funding LLC (Switzerland) (a)	3.875	10/27/27	420,878
125	Goldcorp, Inc. (Canada)	5.45	06/09/44	146,044
1,050	International Paper Co.	3.00	02/15/27	1,020,036
600	LyondellBasell Industries N.V.	4.625	02/26/55	637,832
875	Newcastle Coal Infrastructure Group Pty Ltd. (Australia) (a)	4.40	09/29/27	878,090
495	NOVA Chemicals Corp. (Canada) (a)	5.25	08/01/23	511,087
925	Sherwin-Williams Co. (The)	2.75	06/01/22	922,360
908	Southern Copper Corp. (Mexico)	7.50	07/27/35	1,238,718
690	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	848,700
				8,529,778
	Communications (15.8%)
200	21st Century Fox America, Inc.	6.15	02/15/41	266,424
670	21st Century Fox America, Inc.	6.40	12/15/35	893,006
450	Alibaba Group Holding Ltd. (China)	2.80	06/06/23	449,055
350	Amazon.com, Inc.	3.80	12/05/24	370,201
850	Amazon.com, Inc. (a)	4.25	08/22/57	931,874
200	Amazon.com, Inc.	4.95	12/05/44	244,077
1,275	AT&T, Inc.	4.25	03/01/27	1,302,157
2,769	AT&T, Inc.	4.50	03/09/48	2,604,878
2,050	AT&T, Inc.	4.90	08/14/37	2,082,252
400	Baidu, Inc. (China)	2.75	06/09/19	400,704
600	Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	596,767
1,925	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/25	2,049,779
550	Charter Communications Operating LLC/Charter Communications Operating Capital	6.484	10/23/45	643,474
400	CSC Holdings LLC (a)	5.50	04/15/27	409,000
500	Ctrip.com International Ltd. (China)	1.25	09/15/22	511,875
620	Deutsche Telekom International Finance BV (Germany)	8.75	06/15/30	919,306
300	Discovery Communications LLC	3.95	03/20/28	299,019
375	Discovery Communications LLC	5.20	09/20/47	392,891
300	eBay, Inc.	2.15	06/05/20	298,068
475	Finisar Corp.	0.50	12/15/36	442,937
350	Omnicom Group, Inc.	3.60	04/15/26	354,702
131	Omnicom Group, Inc.	3.65	11/01/24	134,625
900	Ooredoo International Finance Ltd. (Qatar) (a)	3.25	02/21/23	892,116
525	Priceline Group, Inc. (The)	0.90	09/15/21	615,234
300	Sprint Corp.	7.125	06/15/24	306,000
250	Telefonica Emisiones SAU (Spain)	4.103	03/08/27	258,967
750	Telefonica Europe BV (Spain)	8.25	09/15/30	1,059,734
400	Telenor East Holding II AS, Series VIP (Norway)	0.25	09/20/19	428,500
1,725	Time Warner, Inc.	3.80	02/15/27	1,726,666
1,703	Verizon Communications, Inc.	4.672	03/15/55	1,651,260
2,153	Verizon Communications, Inc.	5.012	08/21/54	2,217,764
425	Viacom, Inc.	5.85	09/01/43	441,220
400	Viavi Solutions, Inc.	0.625	08/15/33	413,000
650	Vodafone Group PLC (United Kingdom)	4.375	02/19/43	672,559
400	Zillow Group, Inc.	2.00	12/01/21	438,000
				27,718,091

	Consumer Discretionary (0.8%)
1,325	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36		03/20/23	1,336,279

	Consumer, Cyclical (7.9%)
725	Alimentation Couche-Tard, Inc. (Canada) (a)	3.55		07/26/27	725,788
237	American Airlines Pass-Through Trust	3.20		12/15/29	237,100
340	American Airlines Pass-Through Trust	4.00		01/15/27	351,235
850	Aptiv PLC	3.15		11/19/20	863,703
586	British Airways Pass-Through Trust (United Kingdom) (a)	4.625		12/20/25	622,066
550	Darden Restaurants, Inc.	3.85		05/01/27	561,587
775	Delta Air Lines, Inc.	3.625		03/15/22	789,141
350	Dollar General Corp.	1.875		04/15/18	349,822
500	Dollar General Corp.	3.25		04/15/23	507,328
925	Ford Motor Co.	4.75		01/15/43	941,512
550	Ford Motor Credit Co., LLC	3.096		05/04/23	547,517
300	Ford Motor Credit Co., LLC	3.20		01/15/21	304,418
600	General Motors Co.	6.60		04/01/36	733,073
125	General Motors Co.	6.75		04/01/46	157,938
625	General Motors Financial Co., Inc.	3.95		04/13/24	644,302
259	Hanesbrands, Inc. (a)	4.875		05/15/26	266,770
400	Jaguar Land Rover Automotive PLC (United Kingdom) (a)	4.50		10/01/27	396,000
975	Macy’s Retail Holdings, Inc.	2.875		02/15/23	916,359
425	McDonald’s Corp., MTN	3.70		01/30/26	443,766
475	McDonald’s Corp., MTN	4.60		05/26/45	532,380
525	Michael Kors USA, Inc. (a)	4.00		11/01/24	530,521
225	Tesla, Inc.	0.25		03/01/19	238,078
405	United Airlines Pass-Through Trust, Class A	4.30		02/15/27	428,234
225	Walgreen Co.	4.40		09/15/42	226,442
400	Walgreens Boots Alliance, Inc.	3.45		06/01/26	396,258
225	Walgreens Boots Alliance, Inc.	3.80		11/18/24	230,117
425	Wolverine World Wide, Inc. (a)	5.00		09/01/26	425,000
550	Wyndham Worldwide Corp.	4.15		04/01/24	553,309
					13,919,764
	Consumer, Non-Cyclical (10.5%)
1,050	Abbott Laboratories	3.40		11/30/23	1,069,554
600	Abbott Laboratories	4.90		11/30/46	690,685
375	AbbVie, Inc.	4.40		11/06/42	403,606
325	AbbVie, Inc.	4.70		05/14/45	365,864
473	Allergan Funding SCS	4.75		03/15/45	505,483
1,199	Amgen, Inc.	4.663		06/15/51	1,347,021
525	Ashtead Capital, Inc. (United Kingdom) (a)	4.125		08/15/25	530,906
325	BAT Capital Corp. (United Kingdom) (a)	4.54		08/15/47	343,604
425	Baxalta, Inc.	5.25		06/23/45	496,447
375	Becton Dickinson and Co.	2.894		06/06/22	373,039
415	Becton Dickinson and Co.	3.734		12/15/24	425,669
350	Becton Dickinson and Co.	4.669		06/06/47	380,498
500	Celgene Corp.	3.875		08/15/25	518,371
325	Cencosud SA (Chile) (a)	6.625		02/12/45	356,984
275	Express Scripts Holding Co.	4.50		02/25/26	292,318
250	Express Scripts Holding Co.	4.80		07/15/46	266,996
400	Grupo Bimbo SAB de CV (Mexico) (a)	3.875		06/27/24	413,703
475	Humana, Inc.	3.95		03/15/27	492,734
507	Illumina, Inc.	0.00	(b)	06/15/19	552,630
250	Kellogg Co.	3.25		04/01/26	248,601
425	Kraft Heinz Foods Co.	6.50		02/09/40	540,946
585	Kraft Heinz Foods Co.	6.875		01/26/39	772,482
475	Kroger Co. (The)	4.45		02/01/47	476,209
350	Macquarie Infrastructure Corp.	2.00		10/01/23	336,000
1,075	Molson Coors Brewing Co.	2.10		07/15/21	1,054,531
525	Mylan N.V.	3.95		06/15/26	530,314

175	Reynolds American, Inc.	5.85	08/15/45	219,354
1,700	Teva Pharmaceutical Finance Netherlands III BV (Israel)	3.15	10/01/26	1,406,189
525	Thermo Fisher Scientific, Inc.	2.95	09/19/26	511,118
350	Transurban Finance Co., Pty Ltd. (Australia) (a)	3.375	03/22/27	343,583
415	Transurban Finance Co., Pty Ltd. (Australia) (a)	4.125	02/02/26	432,527
300	Tyson Foods, Inc.	2.65	08/15/19	301,558
325	Tyson Foods, Inc.	4.875	08/15/34	367,279
990	WM Wrigley Jr. Co. (a)	2.90	10/21/19	999,455
				18,366,258
	Diversified (0.1%)
200	Alfa SAB de CV (Mexico) (a)	5.25	03/25/24	212,500

	Energy (9.1%)
600	Anadarko Petroleum Corp.	6.20	03/15/40	729,896
325	Anadarko Petroleum Corp.	6.45	09/15/36	399,223
900	Andeavor (a)	4.75	12/15/23	968,789
900	APT Pipelines Ltd. (Australia) (a)	4.20	03/23/25	936,076
475	Buckeye Partners LP	4.125	12/01/27	470,644
850	Cimarex Energy Co.	3.90	05/15/27	870,803
675	Concho Resources, Inc.	3.75	10/01/27	684,357
625	Enable Midstream Partners LP	3.90	05/15/24	629,670
775	Energy Transfer LP	6.50	02/01/42	880,335
169	Energy Transfer LP	6.125	12/15/45	184,153
875	Enterprise Products Operating LLC	5.95	02/01/41	1,083,649
700	Halliburton Co.	5.00	11/15/45	807,016
148	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.00	12/01/24	147,260
200	Kinder Morgan Energy Partners LP	5.00	08/15/42	203,673
875	Kinder Morgan Energy Partners LP	5.00	03/01/43	891,331
1,025	Kinder Morgan, Inc.	3.05	12/01/19	1,034,436
200	Kinder Morgan, Inc.	5.55	06/01/45	219,673
400	MPLX LP	4.00	02/15/25	408,779
100	MPLX LP	4.875	06/01/25	107,334
300	MPLX LP	5.20	03/01/47	330,504
350	Noble Energy, Inc.	5.05	11/15/44	376,304
275	Phillips 66	5.875	05/01/42	351,241
125	Phillips 66 Partners LP	4.68	02/15/45	128,884
425	Plains All American Pipeline LP, Series B	6.125	11/15/22(c)	425,425
50	Plains All American Pipeline LP/PAA Finance Corp.	4.50	12/15/26	50,776
365	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	411,625
300	Rockies Express Pipeline LLC (a)	6.875	04/15/40	339,000
850	Sabine Pass Liquefaction LLC	4.20	03/15/28	861,717
350	Williams Partners LP	6.30	04/15/40	431,878
700	Woodside Finance Ltd. (Australia) (a)	3.70	09/15/26	704,271
				16,068,722
	Finance (32.6%)
700	ABN Amro Bank N.V. (Netherlands) (a)	4.75	07/28/25	744,450
375	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.50	05/26/22	380,952
495	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.75	05/15/19	503,001
450	Air Lease Corp.	2.625	07/01/22	444,398
375	Air Lease Corp.	3.375	06/01/21	383,367
375	Alexandria Real Estate Equities, Inc.	3.95	01/15/27	383,786
775	American International Group, Inc.	4.50	07/16/44	838,035
465	American Tower Corp.	3.50	01/31/23	476,013
525	AvalonBay Communities, Inc., Series G	2.95	05/11/26	515,195
800	Bank of America Corp.	4.244	04/24/38	869,370
700	Bank of America Corp.	7.75	05/14/38	1,052,048
1,610	Bank of America Corp., MTN	4.00	01/22/25	1,676,524
2,425	Bank of America Corp., MTN	4.25	10/22/26	2,558,367

600	Bank of Montreal (Canada)	3.803	12/15/32	593,928
650	BNP Paribas SA (France) (a)	3.80	01/10/24	673,408
550	Boston Properties LP	3.65	02/01/26	559,685
185	Boston Properties LP	3.80	02/01/24	191,959
825	BPCE SA (France) (a)	5.15	07/21/24	895,801
950	Brighthouse Financial, Inc. (a)	3.70	06/22/27	936,144
925	Brixmor Operating Partnership LP	4.125	06/15/26	934,562
300	Brookfield Finance LLC (Canada)	4.00	04/01/24	310,986
600	Brookfield Finance, Inc. (Canada)	4.25	06/02/26	620,357
1,400	Capital One Financial Corp.	3.20	02/05/25	1,388,487
1,025	Capital One Financial Corp.	3.30	10/30/24	1,021,168
2,950	Citigroup, Inc.	3.887	01/10/28	3,056,971
800	Citigroup, Inc.	4.45	09/29/27	847,969
220	Citigroup, Inc.	6.675	09/13/43	305,557
475	Citizens Bank NA, MTN	2.55	05/13/21	473,621
400	Colony NorthStar, Inc.	5.00	04/15/23	413,750
625	Credit Agricole SA (France) (a)	3.875	04/15/24	657,767
1,275	Credit Suisse Group AG (Switzerland) (a)	3.574	01/09/23	1,297,513
650	Credit Suisse Group Funding Guernsey Ltd. (Switzerland)	4.55	04/17/26	697,151
500	Crown Castle International Corp.	3.40	02/15/21	510,986
475	Crown Castle International Corp.	4.45	02/15/26	499,525
250	CubeSmart LP	3.125	09/01/26	238,772
775	Deutsche Bank AG (Germany)	2.70	07/13/20	771,672
575	Digital Realty Trust LP	3.70	08/15/27	580,350
320	Discover Bank	7.00	04/15/20	348,980
420	Discover Financial Services	3.85	11/21/22	431,879
375	Discover Financial Services	3.95	11/06/24	383,611
138	ERP Operating LP	4.625	12/15/21	147,894
500	Express Scripts Holding Co.	3.50	06/15/24	505,122
450	Extra Space Storage LP (a)	3.125	10/01/35	505,125
375	Federal Realty Investment Trust	3.625	08/01/46	352,324
1,375	Five Corners Funding Trust (a)	4.419	11/15/23	1,475,399
1,495	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	2,004,918
350	Goldman Sachs Group, Inc. (The), MTN	4.80	07/08/44	400,126
375	Guardian Life Insurance Co. of America (The) (a)	4.85	01/24/77	413,083
795	HBOS PLC, Series G (United Kingdom) (a)	6.75	05/21/18	808,556
400	Healthcare Trust of America Holdings LP	3.70	04/15/23	409,426
575	HSBC Holdings PLC (United Kingdom)	4.041	03/13/28	599,920
440	HSBC Holdings PLC (United Kingdom)	4.25	03/14/24	460,240
350	ING Bank N.V. (Netherlands) (a)	5.80	09/25/23	393,266
200	ING Groep N.V. (Netherlands)	6.00	04/16/20(c)	207,800
425	Intesa Sanpaolo SpA (Italy)	3.875	01/16/18	425,288
450	Intesa Sanpaolo SpA (Italy) (a)	5.71	01/15/26	474,832
425	iStar, Inc.	5.25	09/15/22	428,719
2,050	JPMorgan Chase & Co.	4.125	12/15/26	2,166,627
825	LeasePlan Corp. N.V. (Netherlands) (a)	2.875	01/22/19	825,772
325	Liberty Mutual Group, Inc. (a)	4.85	08/01/44	362,603
425	Lincoln National Corp.	7.00	06/15/40	587,739
500	Lloyds Banking Group PLC (United Kingdom)	3.10	07/06/21	505,463
365	Macquarie Bank Ltd. (Australia) (a)	6.625	04/07/21	403,119
200	Massachusetts Mutual Life Insurance Co. (a)	4.50	04/15/65	213,190
150	MetLife, Inc.	5.70	06/15/35	190,353
450	MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	459,562
400	Nationwide Building Society (United Kingdom) (a)	3.90	07/21/25	420,115
750	Nationwide Building Society (United Kingdom) (a)	6.25	02/25/20	808,641
450	Northern Trust Corp.	3.375	05/08/32	448,867
500	PNC Financial Services Group, Inc. (The)	3.90	04/29/24	524,274
550	Realty Income Corp.	3.25	10/15/22	559,450
250	Realty Income Corp.	4.65	08/01/23	269,391
875	Royal Bank of Scotland Group PLC (United Kingdom)	3.875	09/12/23	890,956

750	Santander UK Group Holdings PLC (United Kingdom)	3.571		01/10/23	761,518
850	Santander UK PLC (United Kingdom) (a)	5.00		11/07/23	910,353
400	Spirit Realty Capital, Inc.	3.75		05/15/21	415,252
775	Synchrony Bank	3.00		06/15/22	772,642
525	Synchrony Financial	3.95		12/01/27	523,855
250	TD Ameritrade Holding Corp.	3.30		04/01/27	252,565
450	TD Ameritrade Holding Corp.	3.625		04/01/25	466,291
750	Toronto-Dominion Bank (The) (Canada)	3.625		09/15/31	749,269
850	UBS Group Funding Switzerland AG (Switzerland) (a)	3.491		05/23/23	864,401
475	WEA Finance LLC/Westfield UK & Europe Finance PLC (a)	3.25		10/05/20	483,626
525	Wells Fargo & Co.	3.00		10/23/26	515,174
425	Wells Fargo & Co.	3.069		01/24/23	428,433
					57,259,604
	Industrials (4.6%)
750	Brambles USA, Inc. (Australia) (a)	4.125		10/23/25	779,064
385	Burlington Northern Santa Fe LLC	4.55		09/01/44	441,864
400	Carlisle Cos., Inc.	3.50		12/01/24	403,763
1,100	CSX Corp.	2.60		11/01/26	1,051,744
265	Embraer Netherlands Finance BV (Brazil)	5.40		02/01/27	286,531
500	FedEx Corp.	3.20		02/01/25	507,169
400	Harris Corp.	4.854		04/27/35	448,353
810	Heathrow Funding Ltd. (United Kingdom) (a)	4.875		07/15/23	866,011
300	Johnson Controls International PLC	3.90		02/14/26	314,416
625	Koninklijke Philips N.V. (Netherlands)	3.75		03/15/22	651,382
1,575	Lockheed Martin Corp.	3.55		01/15/26	1,638,219
500	Thermo Fisher Scientific, Inc.	4.15		02/01/24	531,065
175	Tyco Electronics Group SA (Switzerland)	3.125		08/15/27	175,001
					8,094,582
	Technology (2.6%)
400	Akamai Technologies, Inc.	0.00	(b)	02/15/19	403,252
850	Broadcom Corp./Broadcom Cayman Finance Ltd. (a)	3.00		01/15/22	843,594
675	Dell International LLC/EMC Corp. (a)	8.10		07/15/36	854,603
350	Electronics For Imaging, Inc.	0.75		09/01/19	338,406
425	Hewlett Packard Enterprise Co.	4.90		10/15/25	449,396
425	Nuance Communications, Inc.	1.00		12/15/35	407,734
925	QUALCOMM, Inc.	2.60		01/30/23	902,898
450	Verint Systems, Inc.	1.50		06/01/21	439,313
					4,639,196
	Utilities (7.5%)
425	Abu Dhabi National Energy Co., PJSC (United Arab Emirates) (a)	4.375		06/22/26	438,452
325	Appalachian Power Co.	3.40		06/01/25	332,138
325	Appalachian Power Co.	7.00		04/01/38	464,115
300	Black Hills Corp.	3.15		01/15/27	292,920
295	CMS Energy Corp.	5.05		03/15/22	320,992
170	CMS Energy Corp.	6.25		02/01/20	182,946
450	Duke Energy Corp.	2.65		09/01/26	432,001
975	EDP Finance BV (Portugal) (a)	3.625		07/15/24	982,715
350	Enel Finance International N.V. (Italy) (a)	6.00		10/07/39	436,921
210	Enel SpA (Italy) (a)	8.75		09/24/73	261,712
325	Entergy Arkansas, Inc.	3.50		04/01/26	335,720
2,400	Exelon Generation Co., LLC	4.00		10/01/20	2,474,702
475	Fortis, Inc., Series WI (Canada)	2.10		10/04/21	464,073
400	ITC Holdings Corp. (a)	3.35		11/15/27	401,127
150	Monongahela Power Co. (a)	5.40		12/15/43	187,450
350	NextEra Energy Capital Holdings, Inc.	3.55		05/01/27	357,215
350	Oncor Electric Delivery Co., LLC	2.95		04/01/25	349,767
350	Origin Energy Finance Ltd. (Australia) (a)	3.50		10/09/18	352,149

900	Sempra Energy	3.55	06/15/24	923,642
425	Southern Co. (The)	4.40	07/01/46	454,475
650	Southern Power Co., Series 15B	2.375	06/01/20	648,947
23	Toledo Edison Co. (The)	7.25	05/01/20	24,976
850	Trans-Allegheny Interstate Line Co. (a)	3.85	06/01/25	883,113
773	TransAlta Corp. (Canada)	4.50	11/15/22	785,082
300	Xcel Energy, Inc.	3.30	06/01/25	304,542
				13,091,892
	Total Corporate Bonds (Cost $163,462,671)			169,236,666

	Asset-Backed Securities (1.1%)
	CVS Pass-Through Trust
985		6.036	12/10/28	1,096,482
659	(a)	8.353	07/10/31	850,342
	Total Asset-Backed Securities (Cost $1,653,468)			1,946,824

	Short-Term Investment (0.8%)
	U.S. Treasury Security
1,505	U.S. Treasury Bill (d)(e) (Cost $1,499,409)	1.191	04/26/18	1,498,506

	Total Investments (Cost $166,615,548) (f)(g)(h)		98.3%	172,681,996
	Other Assets in Excess of Liabilities		1.7	2,953,969
	Net Assets		100.0%	$175,635,965

MTN	Medium Term Note.
PJSC	Public Joint Stock Company.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2017.

(d)	Rate shown is the yield to maturity at December 31, 2017.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(f)	Securities are available for collateral in connection with open futures contracts and swap agreements.
(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2017, the Fund did not engage in any cross-trade transactions.

(h)

At December 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,091,863 and the aggregate gross unrealized depreciation is $1,036,357, resulting in net unrealized appreciation of $6,055,506.

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation (Depreciation)
Long:
U.S. Treasury 2 yr. Note	103	Mar-18	20,600	$22,053,266	$(40,809)
U.S. Treasury Ultra Bond	39	Mar-18	3,900	6,538,594	36,809
U.S. Treasury 30 yr. Bond	11	Mar-18	1,100	1,683,000	1,828

Short:
U.S. Treasury 5 yr. Note	6	Mar-18	(600)	(696,984)	(1,141)
U.S. Treasury 10 yr. Ultra Long Bond	50	Mar-18	(5,000)	(6,678,125)	23,039
U.S. Treasury 10 yr. Note	60	Mar-18	(6,000)	(7,442,813)	44,705
					$64,431

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at December 31, 2017:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value	Upfront Payment Paid	Unrealized Depreciation
Barclays Bank PLC
Quest Diagnostics, Inc.	BBB+	Buy	1.00%	Quarterly	3/20/19	$795	$(9,318)	$15,258	$(24,576)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at December 31, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value	Upfront Payment Paid	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48%	Semi-Annual/Quarterly	12/21/26	$6,674	$(52,163)	$—	$(52,163)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.56	Semi-Annual/Quarterly	11/9/47	2,450	1,366	—	1,366
						$9,124	$(50,797)	$—	$(50,797)

†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.

Morgan Stanley Income Securities Inc.

Summary of Investments • December 31, 2017 (unaudited)

PORTFOLIO COMPOSITION** as of 12/31/17	Percentage of Total Investments
Corporate Bonds	98.0%
Asset-Backed Securities	1.1
Short-Term Investments	0.9
100.0%

**

Does not include open long/short futures contracts with an underlying face amount of $45,092,782 with net unrealized appreciation of $64,431.  Does not include open swap agreements with net unrealized depreciation of $75,373.

Morgan Stanley Income Securities Inc.

Notes to Portfolio of Investments • December 31, 2017 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; and (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$169,236,666	$—	$169,236,666
Asset-Backed Securities	—	1,946,824	—	1,946,824
Total Fixed Income Securities	—	171,183,490	—	171,183,490
Short-Term Investment
U.S. Treasury Security	—	1,498,506	—	1,498,506
Futures Contracts	106,381	—	—	106,381
Interest Rate Swap Agreement	—	1,366	—	1,366
Total Assets	106,381	172,683,362	—	172,789,743
Liabilities:
Futures Contracts	(41,950)	—	—	(41,950)
Credit Default Swap Agreement	—	(24,576)	—	(24,576)
Interest Rate Swap Agreement	—	(52,163)	—	(52,163)
Total Liabilities	(41,950)	(76,739)	—	(118,689)
Total	$64,431	$172,606,623	$—	$172,671,054

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 15, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 15, 2018